UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.

Item 1. Reports to Shareholders.

(a)	Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust WCM Focused Global Growth Fund
WCMGX |Institutional Class
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$119	1.03%
Effective October 7, 2024, the Fund acquired all of the assets, subject to the liabilities, of  WCM Focused Global Growth Fund (the “Predecessor Fund”), an open-end investment management company. The Fund has assumed the accounting and performance history of the Predecessor Fund, which had an inception date of June 28, 2013. While the Predecessor Fund and Fund have investment policies and practices that are substantially similar, the Predecessor Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. The Fund’s total returns would have been lower and the costs and advisory fees paid would have been higher if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Institutional Class returned 31.03% for the 12 months ended December 31, 2024. The Fund’s Institutional Class outperformed its benchmark, the MSCI ACWI Index, which returned 17.49% for the same Period.
This outperformance was due to contributions from superior stock selection. The largest contributors came from the Technology, Industrials, Financials, Materials, and Healthcare sectors. On the flip side, selection in the Consumer Discretionary and Consumer Staples sectors slightly detracted.
MSCI ACWI Index style factors were tailwinds in 2024 as Growth outperformed Value (+1290 basis points (“bps”)), and Large Caps outdid Small Caps (+1150 bps). While sector allocation effects were modestly negative, sector selection was superb, led by stock picks in the Technology sector.
From a sector allocation perspective, the Energy sector (no weight) was the largest positive contributor to the Fund’s relative performance, followed by the Consumer Staples (underweight) and Real Estate (no weight) sectors. On the other hand, the Health Care sector (overweight) detracted from the Fund’s relative performance, as did the Communication Services (underweight) and Consumer Discretionary (underweight) sectors.
Looking at stock selection, Information Technology (AppLovin Corp., NVIDIA Corp., Arista Networks, Inc.) was the best performing sector relative to the benchmark, followed by Industrials (GE Aerospace, GE Vernova, Inc., Waste Connections, Inc.) and Financials (3i Group PLC, Arthur J. Gallagher & Co., LPL Financial Holdings, Inc.). On the flipside, Consumer Discretionary (Meituan, Floor & Decor Holdings, Inc., LVMH Moet Hennessy Louis Vuitton SE) was the worst performing sector relative to the benchmark, followed by Consumer Staples (Puig Brands S.A.).
From a region allocation perspective, Asia (underweight) was the largest positive contributor to the Fund’s relative performance, followed by South America (no weight) and North America (overweight). On the other hand, West Europe (overweight) was the only detractor from relative performance.
Looking at stock selection, North America (AppLovin Corp., NVIDIA Corp., GE Aerospace) was the best performing region relative to the benchmark, followed by Asia (Taiwan Semiconductor Manufacturing Co., Ltd., ICICI Bank Ltd., Sea Limited) and West Europe (3i Group PLC, Adyen NV, Ferrari N.V.). On the flipside, Pacific (Atlassian Corp) was the worst performing region relative to the benchmark.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Institutional Class	31.03%	13.01%	13.40%
MSCI ACWI Index	17.49%	10.06%	9.23%
Visit www.ftportfolios.com/MF/WCMGX    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$559,218,014
Total number of portfolio holdings	36
Total advisory fee paid	$4,027,834
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WCMGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund
WFGGX |Investor Class
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$150	1.30%
Effective October 7, 2024, the Fund acquired all of the assets, subject to the liabilities, of  WCM Focused Global Growth Fund (the “Predecessor Fund”), an open-end investment management company. The Fund has assumed the accounting and performance history of the Predecessor Fund, which had an inception date of June 28, 2013. While the Predecessor Fund and Fund have investment policies and practices that are substantially similar, the Predecessor Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. The Fund’s total returns would have been lower and the costs and advisory fees paid would have been higher if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND'S PERFORMANCE?
The Fund’s Investor Class returned 30.67% for the 12 months ended December 31, 2024. The Fund’s Investor Class outperformed its benchmark, the MSCI ACWI Index, which returned 17.49% for the same Period.
This outperformance was due to contributions from superior stock selection. The largest contributors came from the Technology, Industrials, Financials, Materials, and Healthcare sectors. On the flip side, selection in the Consumer Discretionary and Consumer Staples sectors slightly detracted.
MSCI ACWI Index style factors were tailwinds in 2024 as Growth outperformed Value (+1290 basis points (“bps”)), and Large Caps outdid Small Caps (+1150 bps). While sector allocation effects were modestly negative, sector selection was superb, led by stock picks in the Technology sector.
From a sector allocation perspective, the Energy sector (no weight) was the largest positive contributor to the Fund’s relative performance, followed by the Consumer Staples (underweight) and Real Estate (no weight) sectors. On the other hand, the Health Care sector (overweight) detracted from the Fund’s relative performance, as did the Communication Services (underweight) and Consumer Discretionary (underweight) sectors.
Looking at stock selection, Information Technology (AppLovin Corp., NVIDIA Corp., Arista Networks, Inc.) was the best performing sector relative to the benchmark, followed by Industrials (GE Aerospace, GE Vernova, Inc., Waste Connections, Inc.) and Financials (3i Group PLC, Arthur J. Gallagher & Co., LPL Financial Holdings, Inc.). On the flipside, Consumer Discretionary (Meituan, Floor & Decor Holdings, Inc., LVMH Moet Hennessy Louis Vuitton SE) was the worst performing sector relative to the benchmark, followed by Consumer Staples (Puig Brands S.A.).
From a region allocation perspective, Asia (underweight) was the largest positive contributor to the Fund’s relative performance, followed by South America (no weight) and North America (overweight). On the other hand, West Europe (overweight) was the only detractor from relative performance.
Looking at stock selection, North America (AppLovin Corp., NVIDIA Corp., GE Aerospace) was the best performing region relative to the benchmark, followed by Asia (Taiwan Semiconductor Manufacturing Co., Ltd., ICICI Bank Ltd., Sea Limited) and West Europe (3i Group PLC, Adyen NV, Ferrari N.V.). On the flipside, Pacific (Atlassian Corp) was the worst performing region relative to the benchmark.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Investor Class	30.67%	12.72%	13.13%
MSCI ACWI Index	17.49%	10.06%	9.23%
Visit www.ftportfolios.com/MF/WFGGX    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$559,218,014
Total number of portfolio holdings	36
Total advisory fee paid	$4,027,834
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WFGGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Series Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $29,000 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $0 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $0 for the Registrant, $12,480 for the Registrant’s investment advisor and $14,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust WCM Focused Global Growth Fund

Annual Financial Statements and Other Information
For the Year Ended
December 31, 2024

Table of Contents
First Trust WCM Focused Global Growth Fund
Annual Financial Statements and Other Information Report
December 31, 2024
Performance and Risk Disclosure
There is no assurance that First Trust WCM Focused Global Growth Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust WCM Focused Global Growth Fund
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) – 97.8%
	Canada – 3.7%
148,296	Canadian Pacific Kansas City Limited	$10,732,181
57,919	Waste Connections, Inc.	9,937,742
		20,669,923
	Cayman Islands – 5.0%
558,600	Meituan, Class B (HKD) (c) (d) (e)	10,910,704
161,539	Sea Ltd., ADR (c)	17,139,288
		28,049,992
	Denmark – 2.8%
180,016	Novo Nordisk A.S., Class B (DKK)	15,425,500
	India – 2.4%
458,449	ICICI Bank, Ltd., ADR	13,689,287
	Ireland – 2.2%
29,698	Linde PLC	12,433,662
	Netherlands – 3.4%
6,673	Adyen N.V. (EUR) (c) (d) (e)	9,932,870
21,278	Ferrari N.V. (EUR)	9,080,930
		19,013,800
	Spain – 1.1%
332,825	Puig Brands S.A. (EUR) (c)	6,148,737
	Sweden – 1.7%
449,095	SAAB AB (SEK)	9,485,499
	Taiwan – 4.1%
699,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	22,920,130
	United Kingdom – 6.5%
533,279	3i Group PLC (GBP)	23,793,691
95,302	AstraZeneca PLC (GBP)	12,489,221
		36,282,912
	United States – 64.9%
130,801	Amazon.com, Inc. (c)	28,696,431
176,888	AppLovin Corp. (c)	57,281,641
135,948	Arista Networks, Inc. (c)	15,026,332
54,455	Arthur J. Gallagher & Co.	15,457,052
64,283	Booz Allen Hamilton Holding Corp.	8,273,222
167,515	Corteva, Inc.	9,541,654
98,379	Datadog, Inc., Class A (c)	14,057,375
112,999	Entegris, Inc.	11,193,681
60,000	Freshpet, Inc. (c)	8,886,600
48,877	GE Vernova, Inc.	16,077,112
129,960	General Electric Co.	21,676,028
76,561	GoDaddy, Inc., Class A (c)	15,110,845
92,459	Illumina, Inc. (c)	12,355,296
28,308	Intuitive Surgical, Inc. (c)	14,775,644
Shares	Description	Value

	United States (Continued)
36,499	LPL Financial Holdings, Inc.	$11,917,289
24,959	McKesson Corp.	14,224,384
43,635	Microsoft Corp.	18,392,153
138,564	NVIDIA Corp.	18,607,760
52,570	Reinsurance Group of America, Inc.	11,230,529
27,519	UnitedHealth Group, Inc.	13,920,761
25,896	Vertex Pharmaceuticals, Inc. (c)	10,428,319
49,102	Visa, Inc., Class A	15,518,196
		362,648,304
	Total Investments – 97.8%	546,767,746
	(Cost $390,168,704)
	Net Other Assets and Liabilities – 2.2%	12,450,268
	Net Assets – 100.0%	$559,218,014

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	78.0%
GBP	6.7
EUR	4.6
TWD	4.2
DKK	2.8
HKD	2.0
SEK	1.7
Total	100.0%

See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Denmark	$15,425,500	$—	$15,425,500	$—
Netherlands	19,013,800	9,932,870	9,080,930	—
Sweden	9,485,499	—	9,485,499	—
Other Country Categories*	502,842,947	502,842,947	—	—
Total Investments	$546,767,746	$512,775,817	$33,991,929	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$ 546,767,746
Cash	12,345,800
Receivables:
Dividends	353,980
Fund shares sold	315,278
Reclaims	136,990
Prepaid expenses	7,047
Total Assets	559,926,841
LIABILITIES:
Payables:
Investment advisory fees	415,441
Fund shares redeemed	138,164
Administrative fees	30,997
Audit and tax fees	29,580
Transfer agent fees	27,915
Shareholder reporting fees	23,921
Custodian fees	19,789
Legal fees	7,003
12b-1 distribution and service fees	6,235
Registration fees	5,019
Financial reporting fees	771
Other liabilities	3,992
Total Liabilities	708,827
NET ASSETS	$559,218,014
NET ASSETS consist of:
Paid-in capital	$ 404,330,485
Par value	204,931
Accumulated distributable earnings (loss)	154,682,598
NET ASSETS	$559,218,014
Investments, at cost	$390,168,704
Institutional Shares:
Net asset value and redemption price per share (Based on net assets of $530,615,187 and 19,417,273 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$27.33
Investor Shares:
Net asset value and redemption price per share (Based on net assets of $28,602,827 and 1,075,872 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$26.59
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividends	$ 3,714,138
Foreign withholding tax	(114,861)
Total investment income	3,599,277
EXPENSES:
Investment advisory fees	4,270,485
Administrative fees	436,281
Shareholder reporting fees	395,595
Custodian fees	85,339
12b-1 distribution and/or service fees:
Investor Class	80,012
Registration fees	72,206
Transfer agent fees	65,547
Audit and tax fees	32,250
Trustees’ fees and expenses	18,785
Legal fees	15,318
Financial reporting fees	2,213
Interest and fees	1,395
Other	15,619
Total expenses	5,491,045
Fees waived by the investment advisor	(242,651)
Net expenses	5,248,394
NET INVESTMENT INCOME (LOSS)	(1,649,117)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	49,159,982
Foreign currency transactions	(344,034)
Net realized gain (loss)	48,815,948
Net change in unrealized appreciation (depreciation) on:
Investments	85,643,074
Foreign currency translation	(12,769)
Net change in unrealized appreciation (depreciation)	85,630,305
NET REALIZED AND UNREALIZED GAIN (LOSS)	134,446,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 132,797,136
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statements of Changes in Net Assets

	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$ (1,649,117)	$ (501,840)
Net realized gain (loss)	48,815,948	3,457,312
Net change in unrealized appreciation (depreciation)	85,630,305	78,720,488
Net increase (decrease) in net assets resulting from operations	132,797,136	81,675,960
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Institutional Class Shares	(24,785,476)	—
Investor Class Shares	(1,297,669)	—
Total distributions to shareholders from investment operations	(26,083,145)	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	143,629,705	154,893,116
Proceeds from shares reinvested	25,969,803	—
Cost of shares redeemed	(143,882,424)	(100,162,654)
Net increase (decrease) in net assets resulting from capital transactions	25,717,084	54,730,462
Total increase (decrease) in net assets	132,431,075	136,406,422
NET ASSETS:
Beginning of period	426,786,939	290,380,517
End of period	$559,218,014	$426,786,939
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights
For a Share outstanding throughout each period

	Year Ended December 31,		For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Institutional Class Shares	2024	2023		2022	2021	2020
Net asset value, beginning of period	$ 21.85	$ 17.28	$ 19.33	$ 25.70	$ 17.63	$ 16.87
Income from investment operations:
Net investment income (loss) (b)	(0.08)	(0.03)	(0.01)	(0.13)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	6.90	4.60	(1.44)	(3.60)	8.99	1.09
Total from investment operations	6.82	4.57	(1.45)	(3.73)	8.90	1.08
Distributions paid to shareholders from:
Net investment income	(0.21)	—	—	—	—	—
Net realized gain	(1.13)	—	(0.60)	(2.64)	(0.83)	0.32
Total distributions	(1.34)	—	(0.60)	(2.64)	(0.83)	(0.32)
Net asset value, end of period	$27.33	$21.85	$17.28	$19.33	$25.70	$17.63
Total return (c)	31.03%	26.45%	(7.55)% (d)	(17.09)%	50.89%	6.38%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 530,615	$ 387,992	$ 277,438	$ 438,016	$ 468,073	$ 245,101
Ratio of total expenses to average net assets	1.08%	1.14% (e)	1.19% (f)	1.15%	1.19%	1.27%
Ratio of net expenses to average net assets	1.03%	1.05% (e)	1.05% (f)	1.05%	1.05%	1.05% (g)
Ratio of net investment income (loss) to average net assets	(0.31)%	(0.14)%	(0.12)% (f)	(0.53)%	(0.41)%	(0.07)%
Portfolio turnover rate	43%	32%	36% (d)	44%	56%	37%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
(f)	Annualized.
(g)
Effective May 1, 2019, the investment advisor to the Predecessor Fund has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.15%.

See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,		For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Investor Class Shares	2024	2023		2022	2021	2020
Net asset value, beginning of period	$ 21.29	$ 16.88	$ 18.93	$ 25.28	$ 17.39	$ 16.68
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.07)	(0.04)	(0.19)	(0.15)	(0.05)
Net realized and unrealized gain (loss)	6.72	4.48	(1.41)	(3.52)	8.87	1.08
Total from investment operations	6.57	4.41	(1.45)	(3.71)	8.72	1.03
Distributions paid to shareholders from:
Net investment income	(0.14)	—	—	—	—	—
Net realized gain	(1.13)	—	(0.60)	(2.64)	(0.83)	(0.32)
Total distributions	(1.27)	—	(0.60)	(2.64)	(0.83)	(0.32)
Net asset value, end of period	$26.59	$21.29	$16.88	$18.93	$25.28	$17.39
Total return (c)	30.67%	26.13%	(7.71)% (d)	(17.30)%	50.55%	6.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,603	$ 38,795	$ 12,943	$ 16,396	$ 21,378	$ 8,865
Ratio of total expenses to average net assets	1.35%	1.39% (e)	1.44% (f)	1.40%	1.44%	1.50%
Ratio of net expenses to average net assets	1.30%	1.30% (e)	1.30% (f)	1.30%	1.30%	1.28% (g)
Ratio of net investment income (loss) to average net assets	(0.59)%	(0.39)%	(0.37)% (f)	(0.78)%	(0.66)%	(0.30)%
Portfolio turnover rate	43%	32%	36% (d)	44%	56%	37%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
(f)	Annualized.
(g)
Effective May 1, 2019, the investment advisor to the Predecessor Fund has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.40%.

See Notes to Financial Statements

Notes to Financial Statements
First Trust WCM Focused Global Growth Fund
December 31, 2024
1. Organization
First Trust WCM Focused Global Growth Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares: Investor Class and Institutional Class. Each class represents an interest in the same portfolio of investments but with a different combination of distribution and service (12b-1) fees, eligibility requirements and other features.
Effective October 7, 2024, the Fund acquired all of the assets and assumed all of the liabilities of WCM Focused Global Growth Fund (the “Predecessor Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024.
The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including emerging and frontier market countries.The Fund’s sub-advisor, WCM Investment Management, LLC (“WCM Investment Management” or the “Sub-Advisor”), considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Sub-Advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States as doing a substantial amount of business outside the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. Permanent differences incurred during the fiscal year ended December 31, 2024, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in accumulated net investment income (loss) of $240,964 and an increase in accumulated net realized gain (loss) of $240,964. Accumulated distributable earnings (loss) consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments, and unrealized appreciation (depreciation) on investments. Net assets were not affected by this reclassification.
The tax character of distributions paid by the Fund during the fiscal years ended December 31, 2024 and 2023, was as follows:

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
Distributions paid from:	2024	2023
Ordinary income	$4,014,368	$—
Capital gains	22,068,777	—
Return of capital	—	—
As of December 31, 2024, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$7,827,726
Undistributed capital gains	434,432
Total undistributed earnings	8,262,158
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	146,420,440
Total accumulated earnings (losses)	154,682,598
Other	—
Paid-in capital	404,535,416
Total net assets	$559,218,014
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, the Fund had no non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended April 30, 2021 and 2022, and December 31, 2022, 2023 and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
At the taxable year ended December 31, 2024, the Funds’ capital loss carryforward was utilized in the amount of $15,480,232.
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$400,337,002	$161,983,293	$(15,552,549)	$146,430,744
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
Effective October 7, 2024, First Trust serves as the Fund’s investment advisor. First Trust, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Prior to October 7, 2024, WCM Investment Management served as the Predecessor Fund’s investment advisor. Under the terms of the investment advisory agreement with WCM Investment Management, the Predecessor Fund paid a monthly investment advisory fee to WCM Investment Management of 0.85% of the Predecessor Fund’s average daily net assets. Effective October 7, 2024, WCM Investment Management serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee equal to 50% of the monthly management fee paid to First Trust, less the Sub-Advisor’s share of Fund expenses. The sub-advisory fee is paid by First Trust out of its management fee.
Effective October 7, 2024, First Trust and the Sub-Advisor agreed to waive fees and/or reimburse Fund expenses to the extent necessary, through October 2, 2026, to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.05% of average daily net assets of any Class of shares of the Fund (the “Expense Cap”). Fees waived or expenses borne by the Fund’s investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations.
Prior to October 7, 2024, WCM Investment Management agreed to waive fees and/or pay for operating expenses of the Predecessor Fund to limit the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) from exceeding 1.30% of average daily net assets for the Investor Class shares of the Predecessor Fund and 1.05% of average daily net assets for the Institutional Class shares of the Predecessor Fund. Amounts waived prior to October 7, 2024, are not subject to recovery.
Effective October 7, 2024, BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 7, 2024, UMB Fund Services, Inc. (“UMBFS”) served as the Predecessor Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) served as the Predecessor Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Predecessor Fund’s custodian.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
Prior to October 7, 2024, certain trustees and officers were employees of UMBFS or MFAC. The Predecessor Fund did not compensate trustees and officers affiliated with the Predecessor Fund’s co-administrators. The Predecessor Fund allocated fees incurred to Trustees who were not affiliated with the Predecessor Fund’s co-administrators.
Effective October 7, 2024, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
Effective October 7, 2024, the Fund acquired all of the assets and assumed all of the liabilities of WCM Focused Global Growth Fund (the “Predecessor Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024. The Predecessor Fund is the accounting survivor. As a result, the historical information received from the Predecessor Fund was carried forward to the Fund for U.S. GAAP and tax purposes.
Under the terms of reorganization, which was tax-free, the assets of the Predecessor Fund were assumed by the Fund. The shareholders of the Predecessor Fund received shares of the Fund with a value equal to the aggregate net asset value of the shares of the Predecessor Fund held by them.
5. Capital Share Transactions
Capital transactions were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Institutional Class	5,278,555	$134,657,913	6,013,394	$116,823,566
Investor Class	366,382	8,971,792	1,915,129	38,069,550
Total Sales	5,644,937	$143,629,705	7,928,523	$ 154,893,116
Dividend Reinvestment:
Institutional Class	880,099	$24,677,981	—	$—
Investor Class	47,354	1,291,822	—	—
Total Dividend Reinvestment	927,453	$25,969,803	—	$ —
Redemptions:
Institutional Class	(4,498,230)	$ (116,012,377)	(4,313,378)	$(83,265,452)
Investor Class	(1,159,892)	(27,870,047)	(859,871)	(16,897,202)
Total Redemptions	(5,658,122)	$ (143,882,424)	(5,173,249)	$ (100,162,654)
6. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the fiscal year ended December 31, 2024, were $209,587,967 and $221,975,796, respectively.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024
7. Distribution and Service Plan
Effective October 7, 2024, the Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Investor Class of the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Institutional Class has no 12b-1 fees.
Prior to October 7, 2024, Natixis Distribution, LLC, an affiliate of WCM Investment Management, served as the Predecessor Fund’s distributor (the “Distributor”). The Predecessor Fund had a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the1940 Act, which allowed the Predecessor Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provided for the payment of distribution fees at the annual rate of up to 0.25% of the Predecessor Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares did not pay any distribution fees.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Series Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Trust WCM Focused Global Growth Fund (the “Fund”), one of the funds constituting the First Trust Series Fund, as of December 31, 2024, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for the year ended December 31, 2023, for the eight months period ended December 31, 2022, and for each of the three years in the period ended April 30, 2022, were audited by other auditors whose report dated February 29, 2024, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust WCM Focused Global Growth Fund
December 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants from the Fund’s reorganization on October 7, 2024 through December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund from the Fund’s reorganization on October 7, 2024 through December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Series Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust WCM Focused Global Growth Fund (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and WCM Investment Management, LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on March 11, 2024.  The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:  the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed advisory fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund’s Institutional Class shares as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs.  The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.  The Board considered that the Fund will be an actively-managed fund and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other funds with a similar structure in the First Trust Fund Complex.  The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review.  In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.  The Board noted that employees of the Advisor provide management services to other funds in the First Trust Fund Complex with diligence and care.  With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 11, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions

Other Information (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024 (Unaudited)
about the proposed investment strategy for the Fund.  The Board considered that the Fund was being proposed in connection with a reorganization transaction, pursuant to which the Fund would acquire the assets of an existing mutual fund advised by the Sub-Advisor with the same investment objective, strategies and policies and portfolio management team as proposed for the Fund (the “Predecessor Fund”).  The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style.  The Board considered the historical investment performance of the Predecessor Fund, noting that the Fund would adopt the performance of the Predecessor Fund as a result of the reorganization transaction.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed advisory fee rate payable by the Fund under the Advisory Agreement for the services to be provided.  The Board noted that, under the Advisory Agreement, the Fund would pay the Advisor an advisory fee equal to an annual rate of 0.85% of its average daily net assets.  The Board considered that, from the advisory fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s advisory fee reduced by any fee waivers or expense reimbursements owed by the Sub-Advisor.  The Board considered that, pursuant to an Expense Reimbursement, Fee Waiver and Recovery Agreement, the Advisor would contractually agree for at least a two-year period beginning upon the effectiveness of the Fund’s registration statement to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.30% of the average daily net assets for Investor Class shares of the Fund and 1.05% of the average daily net assets for Institutional Class shares of the Fund.  The Board noted that fees waived or expenses borne by the Advisor pursuant to the Expense Reimbursement, Fee Waiver and Recovery Agreement are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund at any time if it would result in the total annual operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) exceeding:  (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund and non-fund clients, as applicable.  With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds.  The Board took this information into account in considering the peer data.  Based on the information provided, the Board noted that the advisory fee rate payable by the Fund was above the median total (net) advisory fee of the peer funds in the Expense Group.  The Board also noted that the Fund’s total (net) expense ratio (Institutional Class shares) was above the median total (net) expense ratio of the peer funds in the Expense Group.  With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability; however, the Board considered the Advisor’s statement that the Fund will be most similar to three other actively-managed funds in the First Trust Fund Complex that pay advisory fee rates or have unitary fee rate schedules starting at annual rates that range from 0.83% to 1.00% of their respective average daily net assets.  In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed advisory fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the advisory fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale.  The Board noted that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex.  The Board concluded that the proposed advisory fee rate for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels.  The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s advisory fee and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation.  The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement.  The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million, noting that assets to be acquired by the Fund from the Predecessor Fund currently exceed both levels.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable.  The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor.  The Board concluded that the profitability analysis for the Advisor was more relevant.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP.  The

Other Information (Continued)
First Trust WCM Focused Global Growth Fund
December 31, 2024 (Unaudited)
Board also considered FTP’s compensation for services to be provided to the Fund through Rule 12b-1 distribution and service fees payable by Investor Class shares and the Advisor’s compensation for fund reporting services to be provided to the Fund pursuant to a separate Fund Reporting Services Agreement.  The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements.  The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.
Federal Tax Information
The Fund hereby designates as qualified dividend income 25.62% of its ordinary income distributions (including short-term capital gains, if applicable) for the year ended December 31, 2024. In addition, 13.31% of the ordinary income distributions (including short-term capital gain, if applicable) made by the Fund during the fiscal year ended December 31, 2024, qualify for corporate dividends received deduction available to corporate shareholders.
Long-term capital gain distributions designated by the Fund are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund designated $22,068,777 of long-term capital gain distributions.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 7, 2025

* Print the name and title of each signing officer under his or her signature.